Cover	Jun. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2022
Entity File Number	001-40652
Entity Registrant Name	INDAPTUS THERAPEUTICS, INC.
Entity Central Index Key	0001857044
Entity Tax Identification Number	86-3158720
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3 Columbus Circle
Entity Address, City or Town	15th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(347) 480 - 9760
Local Phone Number	480 - 9760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false